Summary of Significant Accounting Policies (Details)	9 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2014
Summary Of Significant Accounting Policies [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	3,830,679	0	3,140,250
Employee Stock Option [Member]
Summary Of Significant Accounting Policies [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	332,500	0
Warrant [Member]
Summary Of Significant Accounting Policies [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	3,145,650	0
Restricted Stock Units (RSUs) [Member]
Summary Of Significant Accounting Policies [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	352,529	0